COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - Mer Telemanagement Solutions Ltd [Member] - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Aug. 31, 2007	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Maximum loss due to litigation			$ 8,129
Claims Related to Discontinued Operations [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation			95		$ 89
Collectibility of Receivables [Member] | Us Subsidiary [Member]
Loss Contingencies [Line Items]
Amount sought under legal action	$ 32
Threatened Litigation [Member]
Loss Contingencies [Line Items]
Litigation loss		$ 32
Loss Contingency Interest Rate		1.00%
Amount sought under legal action		$ 32
Royalty Commitment with the Office of the Chief Scientist [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation					8,150
Royalty Commitment with the Office of the Chief Scientist [Member] | Royalty [Member]
Loss Contingencies [Line Items]
Royalties included in cost of revenue			$ 17	$ 20	$ 40	$ 51	$ 66
Minimum [Member] | Royalty Commitment with the Office of the Chief Scientist [Member]
Loss Contingencies [Line Items]
Royalty percentage			3.00%		3.00%
Total royalties as a percent of grants received			100.00%		100.00%
Maximum [Member] | Royalty Commitment with the Office of the Chief Scientist [Member]
Loss Contingencies [Line Items]
Royalty percentage			5.00%		5.00%
Total royalties as a percent of grants received			150.00%		150.00%